Document and Entity Information	6 Months Ended
	Jun. 30, 2013	Aug. 05, 2013
Document And Entity Information
Entity Registrant Name	SOLAR WIND ENERGY TOWER, INC.
Entity Central Index Key	0000095572
Document Type	S-1
Document Period End Date	Jun. 30, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		305,393,964
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2013